CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
CAPITAL MANAGEMENT
Short-term debts amount	Rp 2,289	Rp 911
Long-term debts amount	33,183	30,888
Total debts amount	35,472	31,799
Equity attributable to owners of the parent company amount	92,467	84,163
Total amount	Rp 127,939	Rp 115,962
Short-term debts portion (as a percent)	1.79%	0.79%
Long-term debts portion (as a percent)	25.94%	26.63%
Total debts portion (as a percent)	27.73%	27.42%
Equity attributable to owners of the parent company portion (as a percent)	72.27%	72.58%
Total portion (as a percent)	100.00%	100.00%